Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes
Schedule of current tax assets and tax liabilities and movements of deferred income tax

	2025	2024
Current tax assets
VAT refund (1)	7,840	5,424
Income tax (2)	4,184	3,446
Other taxes	2,490	2,585
	14,514	11,455
Non-current tax assets
Deferred tax assets (3)	8,011	12,876
Income tax credits	58	32
	8,069	12,908

Current tax liabilities
Income tax payable	1,096	1,551
Industry and commerce tax	361	377
National tax and surcharge on gasoline	233	240
Carbon tax	100	105
Value added tax	90	141
Other taxes	488	355
	2,368	2,769

Non-current tax liabilities
Deferred tax liabilities	12,499	12,956
Income tax	2,309	1,973
	14,808	14,929
(1)	The variation corresponds mainly to the balance in favor in value added tax (VAT) in Ecopetrol S.A. and Refinería de Cartagena, resulting from the payment of VAT on the import of Gasoline and Diesel.
(2)

The variation corresponds to the increase in the balance in favor of the income tax generated in Ecopetrol S.A. due to a lower profit generated mainly by the lower average prices of the basket of crude oil, natural gas and refined products.

(3)

The variation corresponds mainly to: i) the effect of the variation in the exchange rate for loans and borrowings in dollars, ii) the update of the actuarial calculation, iii) variations in the elements to calculate the present value of the technical costs for the abandonment provision, and iv) the update of the projected surcharges in Ecopetrol.

Schedule of income tax rate

< percentile 30	0%
> = to percentile 30 and < to percentile 45	5%
> = to percentile 45 and < to percentile 60	10%
> = to percentile 60	15%

Schedule of income tax expense

	Year ended December 31
	2025	2024	2023
Current income tax (1)	6,121	8,972	12,807
Deferred income tax (2)	(1,642)	1,748	(3,310)
Deferred income tax – rate change	—	1,510	1,942
Adjustments to prior years’ current and deferred tax	(62)	(22)	77
Income tax expenses	4,417	12,208	11,516
(1)

The variation between 2025 and 2024 by ($2,851) corresponds mainly to the decrease in results obtained in the year in Ecopetrol S.A., generated by the decrease in revenues given the lower average prices of the crude basket oil, natural gas, and refined products, among others.

(2)

The variation between 2025 and 2024 of $3,390 corresponds mainly to the effect of the exchange rate applied on loans and borrowings in US dollar, the update of the actuarial calculation, variations in the items to calculate the present value of the technical costs of the abandonment provision, among others.

Schedule of reconciliation of the income tax expenses

	Year ended December 31
	2025	2024	2023
Profit before income tax expense	18,861	30,707	36,899
Statutory rate (Colombia)	35.0%	35.0%	35.0%
Income tax at statutory rate	6,601	10,747	12,915
Effective tax rate reconciliation items:
Effect of non-monetary assets and liabilities measured in different functional currency	(1,459)	1,096	(2,032)
Non–deductible expenses	274	290	647
Rate differential adjustment	(390)	(442)	(1,631)
Non–taxable income	(1,619)	(1,205)	(1,080)
Prior years’ taxes	(62)	(22)	77
Foreign currency translation and exchange difference	436	125	578
Tax discounts and tax credit	—	(11)	(18)
Others	651	244	118
Effect of recognition of shares of McDermott International, Ltd.	(15)	(124)	—
Effect of tax reform	—	1,510	1,942
Income tax expense	4,417	12,208	11,516
Effective tax rate	23.4%	39.8%	31.2%

Current	6,059	8,954	12,867
Deferred	(1,642)	3,254	(1,351)
	4,417	12,208	11,516

Schedule of deferred income tax

	2025	2024
Deferred tax assets (1)	8,011	12,876
Deferred tax liabilities	(12,499)	(12,956)
Net deferred income tax	(4,488)	(80)
(1)	The variation corresponds mainly to the effect of the exchange rate on loans and borrowings in US dollars, the update of the actuarial calculation, variations in the items to calculate the present value of the technical costs of the abandonment provision, and the update of the projected surcharges in Ecopetrol S.A. for $(6,124).

Schedule of deferred income tax assets and liabilities

	2025	2024
Deferred tax assets (liabilities)
Loss carry forwards (1)	6,595	6,892
Provisions (2)	5,876	4,660
Employee benefits (3)	1,180	2,895
Other assets	405	296
Accounts payable	11	58
Other	(470)	(344)
Goodwill	(662)	(693)
Intangible	(1,063)	(1,403)
Loans and borrowings (4)	(1,927)	3,425
Other liabilities	(3,299)	(3,448)
Accounts receivable	(3,859)	(3,761)
Property plant and equipment and Natural and environmental resources (5)	(7,275)	(8,657)
	(4,488)	(80)
(1)	In 2025 (2024), a deferred tax asset for tax losses carryforwards was recognized for $6,595 (2024 - $6,892) in the following companies:
-	Tax losses that do not expire: Ecopetrol USA for $1,312 (2024 - $1,088); Refinería de Cartagena for $2,096 (2024 - $1,236); and ISA Group companies in Chile for $61 (2024 - $66).
-	Tax losses that expire in 12 years in Invercolsa for $15 (2024 - $16) and Esenttia for $186 (2024 - $118).
-	Tax losses that expire in 20 years from the date they were recognized by Ecopetrol USA Inc. for $910 (2024 - $1,165).
-

Tax losses expiring in 2025 of Ruta de la Araucanía for $1 (2024 - $39); 2027: Ruta Costera for $306 (2024 - $241); 2029: Ruta del Maipó for $641 (2024 - $705); 2040: from ISA Interchile for $969 (2024 - $1,157); and 2044: Ruta del Loa for $98 (2024 - $61).

(2)	It corresponds to accounting provisions that are accepted for tax purposes in a different year, mainly by updating (economic limit of the oil field, market rate, discount rate) the asset retirement obligation (ARO) provision, and the updating of the rates for applying the surcharge.
(3)	It corresponds to update of the actuarial calculations for health, pensions and bonds, education, and other long-term benefits to employees.
(4)	The variation corresponds mainly to the effect of exchange difference of loans and borrowings, considering the revaluation of the Colombian peso against the US dollar and the issuance of new loans and borrowings.
(5)	For tax purposes, natural and environmental resources, and property, plant, and equipment have a useful life and a depreciation and amortization methodology different from those determined under international accounting standards, mainly in Ecopetrol and ISA Group.

Schedule of movements of deferred income tax

	2025	2024	2023
Opening balance	(80)	(1,302)	(87)
Deferred tax recognized in profit or loss	1,614	(3,254)	1,351
Deferred tax recognized in other comprehensive income (a)	(6,094)	4,259	(3,726)
Foreign currency translation	72	217	1,160
Closing balance	(4,488)	(80)	(1,302)

(a)The following is the detail of the income tax recorded in other comprehensive income:

Schedule of income tax recorded in other comprehensive income

December 31. 2025	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	4,235	(1,880)	2,355
Cash flow hedging for future crude oil exports (Note 30.3)	4,589	(1,775)	2,814
Hedge of a net investment in a foreign operation (Note 30.4)	6,642	(2,893)	3,749
Hedge with derivative instruments	240	(136)	104
Valuation of financial instruments at fair value	227	(90)	137
Foreign currency translation	—	680	680
	15,933	(6,094)	9,839

December 31. 2024	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	1,682	(374)	1,308
Cash flow hedging for future crude oil exports (Note 30.3)	(3,654)	1,473	(2,181)
Hedge of a net investment in a foreign operation (Note 30.4)	(6,305)	2,979	(3,326)
Hedge with derivative instruments	(172)	87	(85)
Valuation of financial instruments at fair value	(237)	94	(143)
	(8,686)	4,259	(4,427)

December 31. 2023	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(4,460)	1,726	(2,734)
Cash flow hedging for future crude oil exports	5,695	(2,624)	3,071
Hedge of a net investment in a foreign operation	8,973	(2,760)	6,213
Hedge with derivative instruments	242	(68)	174
	10,450	(3,726)	6,724

Schedule of adjusted income tax rate

2025
Adjusted tax
Net income tax of Colombia Group companies	4,417
(+) Tax discounts or tax credits	23
(-) Income tax on passive income from controlled entities abroad	—
Total Tax Adjusted	4,440

Adjusted profit
Profit before income tax expense of Colombia Group companies	18,861
(+) Permanent differences enshrined in law and that increase net income	9,568
(-) Income that does not constitute income or occasional profit, which affects accounting or financial profit	(6,596)
(-) Share of profits of associates and joint ventures of the respective taxable year of Colombia companies	(12,364)
(-) Net value of income from occasional gains that affect accounting or financial profit	—
(-) Exempt income due to the application of treaties to avoid double taxation	(2,281)
(-) Offsetting of tax losses or excesses of presumptive income taken in the taxable year and that did not affect the accounting profit of the year	(2)
Total Adjusted Profit	7,186

Adjusted tax rate	61.79%

Income tax to add	—